Aristotle Core Equity Fund II

Schedule of Investments
as of June 30, 2023 (Unaudited)

	COMMON STOCKS - 97.0%	Shares	Value
	Communication Services - 5.5%
	Alphabet, Inc. - Class A (a)	86,497	$10,353,691
	Netflix, Inc. (a)	5,075	2,235,487
	Total Communication Services		12,589,178

	Consumer Discretionary - 10.8%
	Amazon.com, Inc. (a)	66,470	8,665,030
	Expedia Group, Inc. (a)	14,770	1,615,690
	General Motors Co.	91,669	3,534,757
	Home Depot, Inc.	13,703	4,256,700
	Marriott International, Inc. - Class A	17,944	3,296,133
	O'Reilly Automotive, Inc. (a)	3,758	3,590,017
	Total Consumer Discretionary		24,958,327

	Consumer Staples - 7.0%
	Costco Wholesale Corp.	8,706	4,687,136
	Darling Ingredients, Inc. (a)	73,551	4,691,818
	Dollar General Corp.	10,987	1,865,373
	Estee Lauder Cos., Inc. - Class A	9,908	1,945,733
	PepsiCo, Inc.	15,439	2,859,612
	Total Consumer Staples		16,049,672

	Energy - 2.0%
	Antero Resources Corp. (a)	86,559	1,993,454
	Halliburton Co.	82,653	2,726,722
	Total Energy		4,720,176

	Financials - 11.4%
	Ameriprise Financial, Inc.	12,971	4,308,447
	Bank of America Corp.	94,496	2,711,090
	Chubb Ltd. - ADR	24,641	4,744,871
	Intercontinental Exchange, Inc.	37,538	4,244,797
	JPMorgan Chase & Co.	40,626	5,908,646
	Visa, Inc. - Class A	18,019	4,279,152
	Total Financials		26,197,003

	Health Care - 16.2%
	Abbott Laboratories	42,387	4,621,031
	Adaptive Biotechnologies Corp. (a)	296,559	1,989,911
	Becton Dickinson & Co.	22,508	5,942,336
	Bio-Techne Corp.	50,100	4,089,663
	Bristol-Myers Squibb Co.	51,526	3,295,088
	Guardant Health, Inc. (a)	80,656	2,887,485
	Teleflex, Inc.	13,294	3,217,547
	The Cigna Group	18,180	5,101,307
	Thermo Fisher Scientific, Inc.	7,292	3,804,601
	Zoetis, Inc.	12,761	2,197,572
	Total Health Care		37,146,541

	Industrials - 9.6%
	AMETEK, Inc.	36,310	5,877,863
	Chart Industries, Inc. (a)	17,027	2,720,744
	Honeywell International, Inc.	17,932	3,720,890
	Norfolk Southern Corp.	21,417	4,856,519
	Spirit AeroSystems Holdings, Inc. - Class A	54,515	1,591,293
	Trane Technologies PLC - ADR	17,461	3,339,591
	Total Industrials		22,106,900

	Information Technology - 30.2%
	Accenture PLC - Class A - ADR	14,249	4,396,956
	Apple, Inc.	99,605	19,320,382
	Applied Materials, Inc.	16,803	2,428,706
	Broadcom, Inc.	6,833	5,927,149
	Microchip Technology, Inc.	22,558	2,020,971
	Microsoft Corp.	59,364	20,215,816
	NVIDIA Corp.	19,098	8,078,836
	ServiceNow, Inc. (a)	7,937	4,460,356
	Synopsys, Inc. (a)	5,742	2,500,124
	Total Information Technology		69,349,296

	Materials - 1.7%
	Avery Dennison Corp.	22,781	3,913,776
	Total Materials		3,913,776

	Utilities - 2.6%
	American Water Works Co., Inc.	17,945	2,561,649
	NextEra Energy, Inc.	45,760	3,395,392
	Total Utilities		5,957,041
	TOTAL COMMON STOCKS (Cost $204,981,068)		222,987,910

	REAL ESTATE INVESTMENT TRUSTS - 1.3%
	Alexandria Real Estate Equities, Inc.	11,682	1,325,790
	Prologis, Inc.	14,088	1,727,612
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,184,385)		3,053,402

	SHORT TERM INVESTMENTS - 1.8%
	U.S. Bank Money Market Deposit Account - 5.10% (b)	4,113,155	4,113,155
	TOTAL SHORT TERM INVESTMENTS (Cost $4,113,155)		4,113,155

	TOTAL INVESTMENTS - 100.1% (Cost $212,278,608)		230,154,467
	Liabilities in Excess of Other Assets - (0.1)%		(246,921)
	TOTAL NET ASSETS - 100.0%		$229,907,546

	Percentages are stated as a percent of net assets.

	PLC - Public Limited Company

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of June 30, 2023.

Aristotle Funds Series Trust
NOTES TO SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:

Aristotle Core Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$222,987,910	$-	$-	$222,987,910
	Real Estate Investment Trusts	3,053,402	-	-	3,053,402
	Short Term Investments	4,113,155	-	-	4,113,155
	Total Investments	$230,154,467	$-	$-	$230,154,467

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Core Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$691,104,303	$-	$691,104,303
	Asset-Backed Securities	-	165,271,317	-	165,271,317
	Bank Loans[1]	-	151,325,971	-	151,325,971
	Collateralized Loan Obligations	-	95,601,653	-	95,601,653
	Mortgage Backed Securities	-	49,649,429	-	49,649,429
	U.S. Treasury Obligations	-	289,824,048	-	289,824,048
	Short Term Investments	76,378,667	-	-	76,378,667
	Total Investments	$76,378,667	$1,442,776,721	$-	$1,519,155,388

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle ESG Core Bond Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$15,287,529	$-	$15,287,529
	Asset-Backed Securities	-	3,137,065	-	3,137,065
	Collateralized Loan Obligations	-	1,633,899	-	1,633,899
	Mortgage Backed Securities	-	683,619	-	683,619
	U.S. Treasury Obligations	-	5,385,137	-	5,385,137
	Short Term Investments	499,763	-	-	499,763
	Total Investments	$499,763	$26,127,249	$-	$26,627,012

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Floating Rate Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$241,235,973	$-	$241,235,973
	Bank Loans[1]	-	3,012,234,230	-	3,012,234,230
	Exchange Traded Funds	40,332,956	-	-	40,332,956
	Short Term Investments	344,943,803	-	-	344,943,803
	Total Investments	$385,276,759	$3,253,470,203	$-	$3,638,746,962

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Growth Equity Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$237,231,041	$-	$-	$237,231,041
	Real Estate Investment Trusts	2,755,038	-	-	2,755,038
	Short Term Investments	649,915	-	-	649,915
	Total Investments	$240,635,994	$-	$-	$240,635,994

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle High Yield Bond Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$67,443,317	$-	$67,443,317
	Asset-Backed Securities	-	167,606	-	167,606
	Bank Loans[1]	-	3,884,095	-	3,884,095
	Collateralized Loan Obligations	-	3,987,269	-	3,987,269
	Common Stocks	-	5,081	-	5,081
	Exchange Traded Funds	3,349,582	-	-	3,349,582
	Short Term Investments	7,019,952	-	-	7,019,952
	Total Investments	$10,369,534	$75,487,368	$-	$85,856,902

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle International Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$171,988,471	$-	$-	$171,988,471
	Short Term Investments	4,014,882	-	-	4,014,882
	Total Investments	$176,003,353	$-	$-	$176,003,353

[1]	For a detailed break-out of these securities by country classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Aggressive Growth Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$146,792,996	$-	$-	$146,792,996
	Exchange Traded Funds	123,229,459	-	-	123,229,459
	Short Term Investments	732,005	-	-	732,005
	Total Investments	$270,754,460	$-	$-	$270,754,460

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Conservative Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$132,026,839	$-	$-	$132,026,839
	Exchange Traded Funds	30,887,995	-	-	30,887,995
	Short Term Investments	264,382	-	-	264,382
	Total Investments	$163,179,216	$-	$-	$163,179,216

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Growth Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$396,660,779	$-	$-	$396,660,779
	Exchange Traded Funds	268,546,978	-	-	268,546,978
	Short Term Investments	1,660,091	-	-	1,660,091
	Total Investments	$666,867,848	$-	$-	$666,867,848

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Moderate Conservative Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$169,970,495	$-	$-	$169,970,495
	Exchange Traded Funds	55,172,383	-	-	55,172,383
	Short Term Investments	351,291	-	-	351,291
	Total Investments	$225,494,169	$-	$-	$225,494,169

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Moderate Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$540,987,609	$-	$-	$540,987,609
	Exchange Traded Funds	220,123,503	-	-	220,123,503
	Short Term Investments	1,370,598	-	-	1,370,598
	Total Investments	$762,481,710	$-	$-	$762,481,710

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Short Duration Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$542,188,619	$-	$542,188,619
	Asset-Backed Securities	-	197,044,046	-	197,044,046
	Bank Loans[1]	-	142,057,144	-	142,057,144
	Collateralized Loan Obligations	-	79,761,860	-	79,761,860
	U.S. Treasury Obligations	-	167,702,736	-	167,702,736
	Short Term Investments	12,512,122	-	-	12,512,122
	Total Investments	$12,512,122	$1,128,754,405	$-	$1,141,266,527

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Small Cap Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$24,949,013	$-	$-	$24,949,013
	Real Estate Investment Trusts[1]	1,159,774	-	-	1,159,774
	Closed End Funds	184,368	-	-	184,368
	Exchange Traded Funds	722,133	-	-	722,133
	Short Term Investments	164,040	-	-	164,040
	Total Investments	$27,179,328	$-	$-	$27,179,328

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Small/Mid Cap Equity Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$55,926,496	$-	$-	$55,926,496
	Real Estate Investment Trusts[1]	1,574,799	-	-	1,574,799
	Closed End Funds	474,506	-	-	474,506
	Exchange Traded Funds	405,938	-	-	405,938
	Short Term Investments	2,013,553	-	-	2,013,553
	Total Investments	$60,395,292	$-	$-	$60,395,292

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Strategic Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$1,177,623,937	$-	$1,177,623,937
	Asset-Backed Securities	-	12,358,962	-	12,358,962
	Bank Loans[1]	-	246,483,078	-	246,483,078
	Collateralized Loan Obligations	-	79,253,282	-	79,253,282
	U.S. Treasury Obligations	-	44,015,713	-	44,015,713
	Common Stocks	-	29,053	-	29,053
	Short Term Investments	73,888,376	-	-	73,888,376
	Total Investments	$73,888,376	$1,559,764,025	$-	$1,633,652,401

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Ultra Short Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$34,119,854	$-	$34,119,854
	Asset-Backed Securities	-	6,519,039	-	6,519,039
	Bank Loans[1]	-	2,705,305	-	2,705,305
	Collateralized Loan Obligations	-	10,118,524	-	10,118,524
	U.S. Treasury Obligations	-	7,667,891	-	7,667,891
	Short Term Investments	4,247,803	-	-	4,247,803
	Total Investments	$4,247,803	$61,130,613	$-	$65,378,416

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.